LEASES - Other information related to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating cash payments for operating leases	¥ 847,908	¥ 796,541	¥ 635,615
Financing cash payments for finance leases	102,646	210,902	231,046
Operating cash payments for finance leases	¥ 93,264	¥ 90,679	¥ 104,088